Call Loans And Funds Sold, And Call Money And Funds Purchased [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Summary Of Funds Transactions [Table Text Block]

	2012	2013
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥2,796,221	¥4,010,582
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.28%	0.18%